Statement Of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash Flows from Operating Activities:
Net loss	$ (586,770)	$ (2,342,996)	$ (8,635,434)	$ (14,368,530)
Adjustments to reconcile net loss to net cash used in operating activities:
Compensatory stock				22,650
Depreciation and amortization	9,255	11,533	40,992	48,211
Loss on sale of equipment		9,594	9,594
Amortization of premiums and discounts on marketable securities, net	(4,864)	(18,499)	(108,214)	39,251
Stock-based compensation	76,302	161,000	456,750	1,228,335
Amortization and termination of deferred research and development arrangement				(375,000)
Unrealized loss (gain) on fair value of warrants	58,392	(1,513,371)	(2,265,869)	(5,546,049)
Changes in assets and liabilities:
Prepaid expenses and other assets	156,450	73,367	608,143	230,694
Accounts payable and accrued expenses	(28,724)	(906,350)	(1,886,819)	(81,376)
Deferred revenue	(900,000)	150,000	1,500,000
Other, net	(1,492)	(4,373)	3,724	(36,824)
Net Cash Used in Operating Activities	(1,221,451)	(4,380,095)	(10,277,133)	(18,838,638)
Cash Flows from Investing Activities:
Purchase of equipment		(13,181)	(19,383)	(39,224)
Sale of equipment		5,500	5,500
Purchase of marketable securities		(8,887,566)	(8,887,566)
Redemption of marketable securities	3,000,000	3,000,000	12,000,000	11,950,220
Net Cash Provided by (Used in) Investing Activities	3,000,000	(5,895,247)	3,098,551	11,910,996
Cash Flows from Financing Activities:
Issuance of common stock and units, net of issuance costs		7,653,828	7,653,828	6,872,789
Payment of deferred offering costs				(100,000)
Net Cash Provided by Financing Activities		7,653,828	7,653,828	6,772,789
Net Increase (Decrease) in Cash and Cash Equivalents	1,778,549	(2,621,514)	475,246	(154,853)
Cash and Cash Equivalents - beginning of period	9,219,547	8,744,301	8,744,301	8,899,154
Cash and Cash Equivalents - end of period	10,998,096	6,122,787	9,219,547	8,744,301
Supplemental Cash Flow Information
Operating cash flows paid for amounts included in the measurement of lease liabilities	$ 38,262	84,651	197,224
Non-cash financing and investing activties:
Warrants issued		4,735,913	4,735,913	$ 4,841,830
Operating lease right-of-use assets obtained in exchange for lease obligations:		$ 380,935	$ 380,935